Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 71,515	$ 62,109
Accounts receivable, net	17,033	14,889
Accrued income	4,731	15,791
Prepaid expenses and other current assets	16,057	11,340
Bunkers and lubricant oils	8,789	8,008
Total current assets	118,125	112,137
Non-current assets
Property, plant and equipment, net	1,299	1,611
Investment in equity accounted joint venture	42,462
Total non-current assets	1,714,626	1,741,750
Total assets	1,832,751	1,853,887
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	68,857	81,559
Accounts payable	10,784	8,071
Accrued expenses and other liabilities	12,798	12,478
Accrued interest	4,613	3,500
Deferred income	8,342	4,824
Total current liabilities	105,394	110,432
Non-current Liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	599,676	681,658
Senior secured bond, net of deferred financing costs	68,378
Senior unsecured bond, net of deferred financing costs	99,039	98,584
Derivative liabilities	5,154
Total non-current liabilities	772,247	780,242
Total Liabilities	877,641	890,674
Commitments and contingencies (see note 15)
Stockholders' equity
Common stock-$.01 par value per share; 400,000,000 shares authorized; 55,657,631 shares issued and outstanding, (2017: 55,529,762)	557	555
Additional paid-in capital	590,508	589,436
Accumulated other comprehensive loss	(363)	(277)
Retained earnings	364,408	373,499
Total stockholders' equity	955,110	963,213
Total liabilities and stockholders' equity	1,832,751	1,853,887
Vessels In Operation [Member]
Non-current assets
Property, plant and equipment, net	$ 1,670,865	$ 1,740,139